Segment Reporting, Geographical Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting, Geographical Information [Abstract]
Business segments information
	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Revenue:
Vycor Medical	$221,258	$203,191	$480,107	$466,902
NovaVision	64,760	95,349	134,463	189,760
Total Revenue	$286,018	$298,540	$614,570	$656,662
Gross Profit:
Vycor Medical	$193,743	$177,717	$412,794	$411,125
NovaVision	58,294	85,056	116,102	166,813
Total Gross Profit	$252,037	$262,773	$528,896	$577,938

	June 30,	December 31,
	2015	2014
Total Assets:
Vycor Medical	$1,728,797	$2,644,513
NovaVision	1,026,292	1,169,230
Total Assets	$2,755,089	$3,813,743

	December 31,
	2014	2013
Revenue:
Vycor Medical	$893,028	$724,367
NovaVision	357,264	365,007
Total Revenue	$1,250,292	$1,089,374
Gross Profit:
Vycor Medical	780,424	628,839
NovaVision	313.568	306,703
Total Gross Profit	$1,093,992	$935,542
Total Assets:
Vycor Medical	$2,644,513	$799,120
NovaVision	1,169,230	1,316,130
Total Assets	$3,813,743	$2,115,250

Summary of geographic information
	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Revenue:
United States	$248,059	$238,474	$531,998	$531,635
Europe	37,959	60,066	82,572	125,027
Total Revenue	$286,018	$298,540	$614,570	$656,662
Gross Profit:
United States	$217,977	$207,577	$456,328	$465,816
Europe	34,060	55,196	72,568	112,122
Total Gross Profit	$252,037	$262,773	$528,896	$577,938

	June 30,	December 31,
	2015	2014
Total Assets:
United States	$2,379,325	$3,367,679
Europe	375,764	446,064
Total Assets	$2,755,089	$3,813,743

	December 31,
	2014	2013
Revenue:
United States	$1,034,034	$858,751
Europe	216,258	230,623
Total Revenue	$1,250,292	$1,089,374
Gross Profit:
United States	$901,503	$732,404
Europe	192,489	203,138
Total Gross Profit	$1,093,992	$935,542
Total Assets:
United States	$3,367,679	$1,604,142
Europe	446,064	511,108
Total Assets	$3,813,743	$2,115,250